Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)

			(c) Description of
			Investment Including
			Maturity Date, Rate
		(b) Identity of Issuer, Borrower	of Interest, Collateral,			(e) Current
*(a)		Lessor or Similar Party	Par, or Maturity Value		(d) Cost **	Value

		Mutual funds
		Fidelity US Bond Index	19,257	shares	**	$203
		Lord Abbett Bond-Debenture Fund Inc	20,480	shares	**	149
		Calvert US Large Cap Core Responsible Index Fund	8,814	shares	**	493
		Fidelity 500 Index Fund	12,697	shares	**	3,018
		Fidelity Mid Cap Index Fund	16,628	shares	**	614
		Fidelity Small Cap Index Fund	17,700	shares	**	548
		Fidelity Emerging Markets Index Fund	18,821	shares	**	258
		Fidelity International Index Fund	6,747	shares	**	410
		JPMorgan Large Cap Growth Fund	21,184	shares	**	1,831
		Nuveen Lifecycle Index 2015 Fund	27,399	shares	**	487
		Nuveen Lifecycle Index Retirement Income Fund	15,898	shares	**	277
		TIAA-CREF Lifecycle Index 2020 Institutional Fund	37,978	shares	**	758
		TIAA-CREF Lifecycle Index 2025 Institutional Fund	150,896	shares	**	3,475
		TIAA-CREF Lifecycle Index 2030 Institutional Fund	194,475	shares	**	5,216
		TIAA-CREF Lifecycle Index 2035 Institutional Fund	119,071	shares	**	3,596
		TIAA-CREF Lifecycle Index 2040 Institutional Fund	153,821	shares	**	5,155
		TIAA-CREF Lifecycle Index 2045 Institutional Fund	74,510	shares	**	2,676
		TIAA-CREF Lifecycle Index 2050 Institutional Fund	58,801	shares	**	2,167
		TIAA-CREF Lifecycle Index 2055 Institutional Fund	60,984	shares	**	1,828
		TIAA-CREF Lifecycle Index 2060 Institutional Fund	75,633	shares	**	1,766
		TIAA-CREF Lifecycle Index 2065 Institutional Fund	30,873	shares	**	518
		Vanguard Federal Money Market	1,079,435	shares	**	1,079
		Total mutual funds				36,522

		Common Collective Trust Funds
		Pioneer Bond Fund Trust	15,898	units	**	197
		International Growth Fund II	22,640	units	**	369
		Wilmington Trust Collective Investment Trust Large Cap	28,717	units	**	747
						1,313
		Guaranteed Annuity Contract
	*	Principal Life Insurance Company	Fixed Income Guaranteed Option		**	577

	*	Northfield Bancorp, Inc. Common Stock	281,962	shares	**	3,223

	*	Principal Self-Directed Brokerage Account	Brokerage accounts		**	1,803
						$43,438

	*	Notes receivable from participants	Interest ranging from 3.25% to 8.50% maturing through 2035.			$830
		* Party-in-interest
		** Cost omitted for participant directed investments